Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Schedule of Provision For Income Taxes

The provision for income taxes consists of the following (benefits) provisions:

	For the Years Ended December 31,
	2021	2020
Deferred tax benefit:
Federal	$(1,480,472)	$(2,454,779)
State	(763,612)	(388,462)
	(2,244,084)	(2,843,241)
Change in valuation allowance	2,244,084	2,843,241
Provision for income taxes	$—	$—

Schedule of Provision For Income Taxes Differs From The Federal Statutory Rate

The provision for income taxes differs from the Federal statutory rate as follows:

	For the Years Ended December 31,
	2021	2020
Federal statutory rate	21.0%	21.0%
State tax rate, net of federal benefit	3.7%	2.5%
Permanent items	(0.9)%	0.5%
Nondeductible basis difference	0.1%	(1.0)%
Effect of change in state rate	3.9%	0.0%
Prior period adjustments and other	0.0%	(0.6)%
Change in valuation allowance	(27.8)%	(22.4)%
Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following:

	As of December 31,
	2021	2020
Net operating loss carryforwards	$4,930,055	$3,409,822
Stock-based compensation expense	3,220,799	2,096,968
Capitalized research and development costs	2,199,126	2,668,412
Capitalized start-up costs	620,016	644,460
Capitalized licensing costs	735,485	745,555
Derivative liabilities	6,388	55,138
Deferred debt discounts	—	—
Capitalized patents	235,065	143,867
Warrants	239,307	228,297
Contributions carryforward	2,840	2,709
Deferred rent	4,176	4,830
Deferred tax assets	12,193,257	10,000,058
Valuation allowance	(12,180,021)	(9,935,937)
	13,236	64,121

Deferred debt discount	(6,388)	(55,138)
Fixed assets	(6,848)	(8,983)
Deferred tax liabilities	(13,236)	(64,121)
Deferred tax assets, net	$—	$—

Schedule of Future Minimum Payments Operating Lease Agreement	Future minimum payments under these operating lease agreements are as follows:
For the Year Ended December 31,	Amount
2022	$101,173
2023	104,211
2024	8,705
$214,089

Larkspur Health Acquisition Corp [Member]
Schedule of Provision For Income Taxes

Below is breakdown of the income tax provision.

For the Period From March 17, 2021 (Inception) Through December 31, 2021
Federal
Current	$—
Deferred	(49,406)
State and local
Current	—
Deferred	—
Change in valuation allowance	49,406
Income tax provision	$—

Schedule of Provision For Income Taxes Differs From The Federal Statutory Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

For the Period From March 17, 2021 (Inception) Through December 31, 2021
U.S. federal statutory rate	21.0%
Other	0.5%
Valuation allowance	(20.5)%
Income tax provision	—

Schedule of Deferred Tax Assets and Liabilities

The Company’s net deferred tax assets is as follows:

For the Period From March 17, 2021 (Inception) Through December 31, 2021
Deferred tax assets:
Net operating losses	$33,255
Start up costs	16,151
Total deferred tax assets	49,406
Valuation Allowance	(49,406)
Deferred tax asset, net of allowance	$—